Benefit Plans (Details) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 21, 2022 plan	Sep. 30, 2022 USD ($)	Oct. 01, 2021 USD ($)	Sep. 30, 2022 USD ($)	Oct. 01, 2021 USD ($)	Dec. 31, 2021 USD ($) plan	Apr. 01, 2022 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Net plan obligations		$ 10,600		$ 10,600
Pension settlement gain		3,300	$ 0	3,300	$ 11,208
Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Plan assets						$ 201,200
Projected benefit liabilities						$ 200,600
Pretax net unrecognized pension and other post-retirement benefit cost included in accumulated other comprehensive loss							$ 50,000
Net periodic benefit costs		$ 200	$ 700	600	$ 1,400
Pension Plan | United States
Defined Benefit Plan Disclosure [Line Items]
Employer contributions				800
Pension Plan | Foreign Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Employer contributions				$ 3,500
Defined Benefit Plan, Unfunded Plan
Defined Benefit Plan Disclosure [Line Items]
Number of unfunded plans | plan	2					2
Defined Benefit Plan, Unfunded Plan | Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Projected benefit liabilities						$ 11,700